CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Loss from Operations
General and administrative expenses	$ 737,447	$ 1,281,586
Loss from operations	(737,447)	(1,281,586)
Other income:
Change in fair value of warrant liabilities	2,566,666	206,666
Interest earned on investments held in Trust Account	45,812	91,122
Total other income	2,612,478	297,788
Net income (loss)	1,875,031	(983,798)
Redeemable Class A Ordinary Shares [Member]
Other income:
Interest earned on investments held in Trust Account	$ 45,812	$ 91,122
Basic weighted average shares outstanding (in shares)	30,000,000	30,000,000
Basic net income (loss) per share (in dollars per share)	$ 0	$ 0
Diluted weighted average shares outstanding (in shares)	30,000,000	30,000,000
Diluted net income (loss) per share (in dollars per share)	$ 0	$ 0
Class B Non-redeemable Ordinary Shares [Member]
Other income:
Basic weighted average shares outstanding (in shares)	7,500,000
Basic net income (loss) per share (in dollars per share)	$ 0.24	$ (0.14)
Diluted weighted average shares outstanding (in shares)	7,500,000	7,500,000
Diluted net income (loss) per share (in dollars per share)	$ 0.24	$ (0.14)